Federal Income Tax Matters - Reconciliation of Taxable Income Increase (Decrease) in Net Assets from Operation (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Net increase in net assets resulting from operations	$ 16,423	$ 121,642
Net change in unrealized (appreciation) depreciation on investment transactions	587	(11,835)
Other income not currently taxable	(43)	(2,133)
Expenses not currently deductible	291	3,045
Other income for tax but not book		590
Other deductions/losses for tax not book	(74)	(208)
Other realized gain/loss differences	43	7,230
Taxable income before deductions for distributions	$ 17,227	$ 118,331